Financial Instruments and Financial Risk Management (Details) - Schedule of recognized in profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of recognized in profit or loss [Abstract]
Stocks investment	$ (61)
Debentures investment	(19)
Amounts recognized in profit or loss	$ (80)